Offerings - Offering: 1	Feb. 26, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares, par value EUR 0.01 per share
Amount Registered | shares	6,666,667
Proposed Maximum Offering Price per Unit	503.39
Maximum Aggregate Offering Price	$ 3,355,933,501.13
Fee Rate	0.01531%
Amount of Registration Fee	$ 513,793.42
Offering Note	(1) In accordance with Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), for the purpose of calculating the registration fee, the Proposed Maximum Offering Price Per Unit is based on the average of the high and low prices for the Registrant's Common Shares as reported on the New York Stock Exchange on February 21, 2025, rounded up to the nearest cent. (2) Represents payment of registration fees previously deferred in connection with the Registrant's registration statement on Form F-3ASR (Registration No. 333-285251) in accordance with Rule 457(r) under the Securities Act.